Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Geography
The following revenue disaggregated by geography was recognized:

	Six Months Ended June 30, 2021		Six Months Ended June 30, 2020
EMEA (1)	$9,903	53%	$7,241	52%
Americas (2)	5,765	31%	5,215	37%
Asia Pacific (3)	3,161	16%	1,581	11%

Total	$18,829	100%	$14,037	100%

(1)	The United Kingdom represented 11% for the six months ended June 30, 2021. The Netherlands represented 31% and 41% for the six months ended June 30, 2021 and 2020, respectively.
(2)	U.S. represented 31% and 37% for the six months ended June 30, 2021 and 2020, respectively.
(3)	Australia represented 12% for the six months ended June 30, 2021.

The following revenue disaggregated by geography was recognized:

	Year Ended December 31, 2020		Year Ended December 31, 2019
EMEA (1)	$14,213	50%	$10,277	56%
Americas (2)	10,759	38%	7,195	39%
Asia Pacific	3,518	12%	1,019	5%

Total	$28,490	100%	$18,491	100%

(1)	Netherlands represented 37% and 48% for the years ended December 31, 2020 and 2019, respectively.
(2)	Wholly comprised of amounts derived from the United States.

Schedule of Changes in Contract Assets
Changes in Contract assets for the six months ended June 30, 2021 were as follows:

Balance at January 1, 2021	$853
Contract assets recorded	—
Reclassified to Accounts receivable	—
Other	(7)

Balance at June 30, 2021	$846

Changes in Contract assets were as follows:

	December 31,
	2020	2019
Balance at the beginning of the year	$493	$223
Contract assets recorded during the year	1,577	493
Reclassified to Accounts receivable	(1,217)	(223)

Balance at the end of the year	$853	$493

Schedule of Changes in Contract Liabilities
Changes in Contract liabilities for the six months ended June 30, 2021 were as follows:

Balance at January 1, 2021	$8,110
Contract liabilities recorded	9,820
Revenue recognized	(6,953)
Other	(63)

Balance at June 30, 2021	$10,914

Changes in Contract liabilities were as follows:

	December 31,
	2020	2019
Balance at the beginning of the year	$4,550	$3,687
Contract liabilities recorded during the year	7,759	3,485
Revenue recognized during the year	(4,199)	(2,622)

Balance at the end of the year	$8,110	$4,550